1933 Act
                                                                     Rule 497(j)


                                                                     May 2, 2002

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  PHL Variable Accumulation Account
     PHL Variable Insurance Company
     File Nos. 333-78761

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that were to file under rule 497(c) do not differ from that contained in the Registrant's most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on April 30, 2002.

Please call the undersigned at 860.403.5788 if you have any questions concerning this filing.


                                            Very truly yours,


                                            /s/ Richard J. Wirth
                                            ------------------------------------
                                            Richard J. Wirth, Counsel
                                            PHL Variable Insurance Company